SIGNIFICANT ACOUNTING POLICIES (Details 4) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 177,263,201	[1]	S/ 170,472,283	[1]	S/ 156,435,000
Liabilities	152,997,125		148,218,580		136,319,000
Equity	24,266,076		22,253,703		20,116,511	S/ 16,727,570
Net income (loss)	S/ 4,071,305		S/ 4,181,648		S/ 3,609,980
Credicorp Capital Holding Perú S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%		100.00%
Assets	S/ 339,220		S/ 303,121
Liabilities	141,943		121,302
Equity	197,277		181,819
Net income (loss)	S/ 42,684		S/ 28,604
Credicorp Capital Colombia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%		100.00%
Assets	S/ 1,882,183		S/ 1,667,003
Liabilities	1,749,472		1,522,222
Equity	132,711		144,781
Net income (loss)	S/ 15,407		S/ 18,795
Credicorp Capital Chile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%		100.00%
Assets	S/ 324,907		S/ 213,165
Liabilities	196,715		71,108
Equity	128,192		142,057
Net income (loss)	S/ 12,504		S/ 21,420

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).